SCHEDULE OF GEOGRAPHICAL AREA INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 3,686	$ 5,863	$ 8,189	$ 10,111
UNITED STATES
IfrsStatementLineItems [Line Items]
Revenue	3,345	4,774	6,713	6,927
CANADA
IfrsStatementLineItems [Line Items]
Revenue	201	198	591	533
EMEA [member[
IfrsStatementLineItems [Line Items]
Revenue	$ 140	$ 891	$ 885	$ 2,651